American Century Investments®
Quarterly Portfolio Holdings
Avantis® Core Fixed Income Fund
November 30, 2021

Avantis Core Fixed Income Fund - Schedule of Investments
NOVEMBER 30, 2021 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
CORPORATE BONDS — 61.1%
Aerospace and Defense — 2.7%
Boeing Co. (The), 6.125%, 2/15/33	20,000	25,216
Boeing Co. (The), 6.625%, 2/15/38	45,000	60,322
General Dynamics Corp., 3.625%, 4/1/30	64,000	71,597
Huntington Ingalls Industries, Inc., 3.48%, 12/1/27	30,000	32,000
Lockheed Martin Corp., 3.55%, 1/15/26	97,000	105,047
Northrop Grumman Corp., 3.25%, 1/15/28	42,000	44,856
Precision Castparts Corp., 3.25%, 6/15/25	42,000	44,909
Textron, Inc., 4.00%, 3/15/26	30,000	32,629
Textron, Inc., 2.45%, 3/15/31	42,000	41,639
		458,215
Air Freight and Logistics — 0.8%
United Parcel Service, Inc., 3.90%, 4/1/25	125,000	135,362
Airlines — 0.9%
Southwest Airlines Co., 5.125%, 6/15/27	32,000	36,481
Southwest Airlines Co., 2.625%, 2/10/30	37,000	37,141
United Airlines 2019-2 Class AA Pass Through Trust, 2.70%, 11/1/33	84,202	85,375
		158,997
Auto Components — 0.3%
BorgWarner, Inc., 2.65%, 7/1/27	48,000	49,771
Automobiles — 1.5%
American Honda Finance Corp., MTN, 1.00%, 9/10/25	60,000	59,250
American Honda Finance Corp., MTN, 2.35%, 1/8/27	48,000	49,473
General Motors Co., 5.15%, 4/1/38	40,000	48,317
General Motors Financial Co., Inc., 5.10%, 1/17/24	27,000	29,065
Toyota Motor Credit Corp., MTN, 3.375%, 4/1/30	30,000	33,083
Toyota Motor Credit Corp., MTN, 1.65%, 1/10/31	38,000	36,896
		256,084
Banks — 5.8%
Asian Development Bank, MTN, 0.25%, 10/6/23	25,000	24,861
Asian Development Bank, MTN, 0.375%, 9/3/25	50,000	48,776
Asian Development Bank, MTN, 2.75%, 1/19/28	50,000	54,191
Bank of Nova Scotia (The), 3.40%, 2/11/24	68,000	71,561
Council Of Europe Development Bank, 0.25%, 10/20/23	50,000	49,696
Council Of Europe Development Bank, 2.50%, 2/27/24	25,000	26,013
Fifth Third Bancorp, 3.65%, 1/25/24	66,000	69,457
Inter-American Development Bank, 2.625%, 1/16/24	50,000	52,014
Inter-American Development Bank, 3.125%, 9/18/28	60,000	66,457
International Bank for Reconstruction & Development, 0.50%, 10/28/25	75,000	73,325
International Bank for Reconstruction & Development, 0.875%, 7/15/26	25,000	24,681
International Bank for Reconstruction & Development, 0.75%, 11/24/27	60,000	57,917
Santander Holdings USA, Inc., 3.45%, 6/2/25	36,000	38,008
Santander Holdings USA, Inc., 4.40%, 7/13/27	36,000	39,733
Sumitomo Mitsui Financial Group, Inc., 3.94%, 10/16/23	30,000	31,700
US Bancorp, MTN, 3.95%, 11/17/25	97,000	106,886
Wells Fargo & Co., MTN, 3.55%, 9/29/25	66,000	70,800
Westpac Banking Corp., 2.85%, 5/13/26	70,000	74,120
		980,196

Beverages — 1.1%
Molson Coors Beverage Co., 3.00%, 7/15/26	73,000	76,451
PepsiCo, Inc., 3.00%, 10/15/27	73,000	78,557
PepsiCo, Inc., 1.40%, 2/25/31	31,000	29,688
		184,696
Biotechnology — 0.7%
AbbVie, Inc., 4.50%, 5/14/35	36,000	42,691
Biogen, Inc., 2.25%, 5/1/30	78,000	76,389
		119,080
Building Products — 0.4%
Owens Corning, 7.00%, 12/1/36	50,000	72,146
Capital Markets — 1.7%
BlackRock, Inc., 3.25%, 4/30/29	12,000	13,135
Brookfield Finance, Inc., 3.90%, 1/25/28	66,000	72,996
Charles Schwab Corp. (The), 3.20%, 3/2/27	30,000	32,261
Charles Schwab Corp. (The), 2.75%, 10/1/29	55,000	58,095
Franklin Resources, Inc., 1.60%, 10/30/30	57,000	54,289
Jefferies Group LLC, 6.25%, 1/15/36	40,000	53,388
		284,164
Chemicals — 2.2%
Air Products and Chemicals, Inc., 1.50%, 10/15/25	73,000	73,547
EI du Pont de Nemours and Co., 2.30%, 7/15/30	30,000	30,568
Linde, Inc., 3.20%, 1/30/26	48,000	51,528
Mosaic Co. (The), 5.45%, 11/15/33	60,000	75,238
RPM International, Inc., 4.55%, 3/1/29	64,000	72,973
Westlake Chemical Corp., 3.60%, 8/15/26	42,000	45,412
Westlake Chemical Corp., 3.375%, 6/15/30	30,000	32,191
		381,457
Construction and Engineering — 0.2%
Quanta Services, Inc., 2.90%, 10/1/30	30,000	30,955
Consumer Finance — 0.5%
Synchrony Financial, 5.15%, 3/19/29	66,000	76,804
Diversified Financial Services — 0.2%
Equitable Holdings, Inc., 4.35%, 4/20/28	30,000	33,772
Diversified Telecommunication Services — 0.6%
AT&T, Inc., 6.15%, 9/15/34	56,000	73,882
Telefonica Europe BV, 8.25%, 9/15/30	24,000	34,236
		108,118
Electric Utilities — 3.8%
Berkshire Hathaway Energy Co., 4.05%, 4/15/25	12,000	13,066
DTE Electric Co., Series C, 2.625%, 3/1/31	66,000	68,362
Duke Energy Carolinas LLC, Series A, 6.00%, 12/1/28	30,000	37,212
Duke Energy Ohio, Inc., 2.125%, 6/1/30	36,000	35,424
Edison International, 4.95%, 4/15/25	70,000	76,333
Entergy Arkansas LLC, 4.00%, 6/1/28	32,000	35,775
Entergy Louisiana LLC, 3.05%, 6/1/31	33,000	35,067
IPALCO Enterprises, Inc., 4.25%, 5/1/30	57,000	63,372
PacifiCorp, 2.70%, 9/15/30	54,000	56,084
PPL Electric Utilities Corp., 6.25%, 5/15/39	18,000	26,103
Public Service Electric and Gas Co., MTN, 3.00%, 5/15/27	36,000	38,244
Puget Energy, Inc., 4.10%, 6/15/30	66,000	71,790
Union Electric Co., 2.95%, 3/15/30	68,000	72,120
Wisconsin Power and Light Co., 3.00%, 7/1/29	24,000	25,490
		654,442

Electronic Equipment, Instruments and Components — 1.0%
Flex Ltd., 3.75%, 2/1/26	30,000	32,073
Flex Ltd., 4.875%, 5/12/30	24,000	27,502
Jabil, Inc., 3.00%, 1/15/31	30,000	30,998
Trimble, Inc., 4.90%, 6/15/28	62,000	71,149
		161,722
Energy Equipment and Services — 0.6%
Baker Hughes Holdings LLC / Baker Hughes Co-Obligor, Inc., 3.34%, 12/15/27	30,000	32,074
Schlumberger Investment SA, 2.65%, 6/26/30	66,000	67,310
		99,384
Entertainment — 0.5%
Walt Disney Co. (The), 2.00%, 9/1/29	42,000	41,969
Walt Disney Co. (The), 6.15%, 2/15/41	30,000	44,331
		86,300
Equity Real Estate Investment Trusts (REITs) — 5.3%
American Campus Communities Operating Partnership LP, 3.875%, 1/30/31	66,000	73,404
American Homes 4 Rent LP, 4.25%, 2/15/28	66,000	73,670
American Tower Corp., 3.60%, 1/15/28	66,000	71,012
AvalonBay Communities, Inc., MTN, 3.20%, 1/15/28	24,000	25,970
AvalonBay Communities, Inc., MTN, 3.30%, 6/1/29	75,000	81,806
Brixmor Operating Partnership LP, 3.65%, 6/15/24	69,000	72,783
Corporate Office Properties LP, 2.25%, 3/15/26	72,000	72,909
Highwoods Realty LP, 4.125%, 3/15/28	33,000	36,757
Highwoods Realty LP, 2.60%, 2/1/31	36,000	36,054
Kilroy Realty LP, 2.50%, 11/15/32	79,000	77,915
Prologis LP, 2.25%, 4/15/30	115,000	116,361
Realty Income Corp., 3.65%, 1/15/28	36,000	39,615
Simon Property Group LP, 6.75%, 2/1/40	30,000	44,879
Ventas Realty LP, 4.75%, 11/15/30	66,000	77,463
		900,598
Food and Staples Retailing — 0.2%
Walgreens Boots Alliance, Inc., 3.45%, 6/1/26	5,000	5,317
Walgreens Boots Alliance, Inc., 3.20%, 4/15/30	30,000	31,646
		36,963
Food Products — 1.3%
Archer-Daniels-Midland Co., 3.25%, 3/27/30	66,000	72,444
Bunge Ltd. Finance Corp., 3.25%, 8/15/26	73,000	77,721
Campbell Soup Co., 4.15%, 3/15/28	64,000	71,286
		221,451
Gas Utilities — 0.7%
National Fuel Gas Co., 5.50%, 1/15/26	45,000	51,023
National Fuel Gas Co., 4.75%, 9/1/28	35,000	38,853
Southern California Gas Co., 2.55%, 2/1/30	35,000	36,111
		125,987
Health Care Equipment and Supplies — 0.7%
Edwards Lifesciences Corp., 4.30%, 6/15/28	26,000	29,508
Medtronic, Inc., 4.375%, 3/15/35	30,000	36,953
Zimmer Biomet Holdings, Inc., 3.55%, 3/20/30	42,000	45,738
		112,199
Health Care Providers and Services — 1.2%
Cardinal Health, Inc., 3.08%, 6/15/24	30,000	31,268
CVS Health Corp., 1.875%, 2/28/31	53,000	50,703
HCA, Inc., 4.125%, 6/15/29	66,000	72,618
UnitedHealth Group, Inc., 3.45%, 1/15/27	24,000	26,086

UnitedHealth Group, Inc., 4.625%, 7/15/35	24,000	29,792
		210,467
Hotels, Restaurants and Leisure — 0.5%
Hyatt Hotels Corp., 4.85%, 3/15/26	75,000	81,933
Household Durables — 0.3%
Whirlpool Corp., 4.00%, 3/1/24	54,000	57,560
Industrial Conglomerates — 0.8%
3M Co., MTN, 5.70%, 3/15/37	18,000	25,413
Honeywell International, Inc., 5.70%, 3/15/36	24,000	33,035
Roper Technologies, Inc., 1.40%, 9/15/27	73,000	70,918
		129,366
Insurance — 1.3%
Aflac, Inc., 3.60%, 4/1/30	75,000	83,218
Chubb INA Holdings, Inc., 1.375%, 9/15/30	36,000	33,704
MetLife, Inc., 3.60%, 11/13/25	97,000	105,074
		221,996
Interactive Media and Services — 0.3%
Alphabet, Inc., 0.80%, 8/15/27	48,000	46,121
Internet and Direct Marketing Retail — 0.7%
Amazon.com, Inc., 5.20%, 12/3/25	30,000	34,334
Amazon.com, Inc., 3.875%, 8/22/37	65,000	76,575
		110,909
IT Services — 1.6%
International Business Machines Corp., 1.95%, 5/15/30	111,000	108,305
Visa, Inc., 2.75%, 9/15/27	96,000	101,888
Visa, Inc., 1.10%, 2/15/31	30,000	27,977
Western Union Co. (The), 6.20%, 11/17/36	30,000	37,598
		275,768
Leisure Products — 0.4%
Hasbro, Inc., 3.50%, 9/15/27	67,000	72,390
Machinery — 2.2%
ABB Finance USA, Inc., 3.80%, 4/3/28	64,000	72,165
Caterpillar Financial Services Corp., MTN, 3.65%, 12/7/23	24,000	25,313
Caterpillar Financial Services Corp., MTN, 1.10%, 9/14/27	30,000	29,019
John Deere Capital Corp., MTN, 3.05%, 1/6/28	102,000	110,130
Kennametal, Inc., 4.625%, 6/15/28	65,000	73,149
Oshkosh Corp., 4.60%, 5/15/28	64,000	73,083
		382,859
Media — 0.7%
Comcast Corp., 4.25%, 10/15/30	60,000	69,225
ViacomCBS, Inc., 4.95%, 1/15/31	42,000	49,903
		119,128
Metals and Mining — 0.6%
Kinross Gold Corp., 4.50%, 7/15/27	42,000	47,103
Steel Dynamics, Inc., 3.25%, 1/15/31	54,000	56,873
		103,976
Multi-Utilities — 0.2%
San Diego Gas & Electric Co., 1.70%, 10/1/30	37,000	35,440
Multiline Retail — 0.5%
Dollar Tree, Inc., 4.20%, 5/15/28	30,000	33,611
Target Corp., 2.65%, 9/15/30	42,000	44,262
		77,873
Oil, Gas and Consumable Fuels — 6.1%
Boardwalk Pipelines LP, 4.80%, 5/3/29	50,000	56,669
BP Capital Markets America, Inc., 3.63%, 4/6/30	100,000	109,987

Burlington Resources LLC, 7.40%, 12/1/31	18,000	26,029
Canadian Natural Resources Ltd., 2.95%, 7/15/30	29,000	29,639
Cheniere Corpus Christi Holdings LLC, 5.125%, 6/30/27	63,000	71,381
Chevron Corp., 1.55%, 5/11/25	42,000	42,321
Chevron USA, Inc., 3.85%, 1/15/28	26,000	28,896
Enbridge, Inc., 3.125%, 11/15/29	42,000	44,012
Enterprise Products Operating LLC, 3.70%, 2/15/26	18,000	19,375
Equinor ASA, 2.875%, 4/6/25	44,000	46,136
Equinor ASA, 1.75%, 1/22/26	70,000	70,664
Exxon Mobil Corp., 2.44%, 8/16/29	54,000	55,392
Exxon Mobil Corp., 2.61%, 10/15/30	36,000	37,296
Kinder Morgan, Inc., 5.30%, 12/1/34	18,000	21,801
Marathon Petroleum Corp., 4.70%, 5/1/25	24,000	26,232
MPLX LP, 2.65%, 8/15/30	30,000	29,775
ONEOK, Inc., 6.35%, 1/15/31	35,000	44,042
Phillips 66, 3.90%, 3/15/28	24,000	26,210
Pioneer Natural Resources Co., 1.90%, 8/15/30	30,000	28,443
Shell International Finance BV, 3.25%, 5/11/25	18,000	19,184
Shell International Finance BV, 2.50%, 9/12/26	66,000	69,196
Shell International Finance BV, 4.125%, 5/11/35	12,000	14,067
TransCanada PipeLines Ltd., 4.25%, 5/15/28	24,000	26,846
Valero Energy Corp., 6.625%, 6/15/37	30,000	41,121
Valero Energy Partners LP, 4.50%, 3/15/28	26,000	28,872
Williams Cos., Inc. (The), 4.00%, 9/15/25	18,000	19,423
		1,033,009
Personal Products — 0.3%
Estee Lauder Cos., Inc. (The), 1.95%, 3/15/31	57,000	56,992
Pharmaceuticals — 3.7%
Bristol-Myers Squibb Co., 3.25%, 2/27/27	33,000	35,793
Bristol-Myers Squibb Co., 1.45%, 11/13/30	46,000	43,947
Bristol-Myers Squibb Co., 4.125%, 6/15/39	35,000	41,673
Eli Lilly & Co., 3.375%, 3/15/29	16,000	17,617
GlaxoSmithKline Capital, Inc., 6.375%, 5/15/38	36,000	53,505
Johnson & Johnson, 0.55%, 9/1/25	24,000	23,390
Johnson & Johnson, 2.90%, 1/15/28	54,000	57,599
Merck & Co., Inc., 0.75%, 2/24/26	42,000	40,935
Mylan, Inc., 4.55%, 4/15/28	61,000	68,667
Novartis Capital Corp., 3.10%, 5/17/27	66,000	70,774
Novartis Capital Corp., 2.20%, 8/14/30	36,000	36,744
Royalty Pharma plc, 2.20%, 9/2/30	73,000	70,499
Sanofi, 3.625%, 6/19/28	65,000	73,675
		634,818
Semiconductors and Semiconductor Equipment — 1.9%
Broadcom, Inc., 4.11%, 9/15/28	66,000	72,268
Broadcom, Inc., 3.42%, 4/15/33(1)	75,000	77,351
Intel Corp., 4.60%, 3/25/40	58,000	72,483
NXP BV / NXP Funding LLC, 5.55%, 12/1/28(1)	24,000	28,941
QUALCOMM, Inc., 3.25%, 5/20/27	66,000	71,215
		322,258
Software — 0.6%
Adobe, Inc., 2.30%, 2/1/30	35,000	35,732
VMware, Inc., 4.70%, 5/15/30	60,000	69,722
		105,454
Specialty Retail — 1.0%
AutoNation, Inc., 3.80%, 11/15/27	40,000	42,955

AutoNation, Inc., 4.75%, 6/1/30	24,000	27,804
Home Depot, Inc. (The), 2.80%, 9/14/27	66,000	69,985
TJX Cos., Inc. (The), 1.15%, 5/15/28	30,000	28,898
		169,642
Technology Hardware, Storage and Peripherals — 1.3%
Apple, Inc., 3.25%, 2/23/26	24,000	25,686
Apple, Inc., 3.20%, 5/11/27	12,000	12,918
Apple, Inc., 2.20%, 9/11/29	18,000	18,356
Apple, Inc., 1.65%, 5/11/30	48,000	46,762
Hewlett Packard Enterprise Co., 6.20%, 10/15/35	57,000	75,400
HP, Inc., 3.40%, 6/17/30	42,000	44,178
		223,300
Trading Companies and Distributors — 0.4%
Air Lease Corp., 3.625%, 12/1/27	69,000	72,755
Transportation Infrastructure — 0.4%
FedEx Corp. 2020-1 Class AA Pass Through Trust, 1.875%, 8/20/35	69,097	68,258
Wireless Telecommunication Services — 0.4%
T-Mobile USA, Inc., 3.75%, 4/15/27	66,000	71,021
TOTAL CORPORATE BONDS (Cost $10,501,144)		10,412,156
U.S. TREASURY SECURITIES AND EQUIVALENTS — 31.6%
Israel Government AID Bond, 5.50%, 9/18/23	25,000	27,188
U.S. Treasury Bills, 0.10%, 12/7/21(2)	250,000	250,000
U.S. Treasury Bills, 0.11%, 12/21/21(2)	350,000	349,987
U.S. Treasury Bills, 0.24%, 12/30/21(2)	150,000	149,989
U.S. Treasury Bonds, 7.625%, 2/15/25	340,000	413,034
U.S. Treasury Bonds, 5.50%, 8/15/28	120,000	152,032
U.S. Treasury Bonds, 5.375%, 2/15/31	110,000	148,199
U.S. Treasury Bonds, 2.25%, 5/15/41	125,000	133,125
U.S. Treasury Bonds, 3.125%, 11/15/41	165,000	200,952
U.S. Treasury Bonds, 3.375%, 5/15/44	180,000	230,119
U.S. Treasury Bonds, 2.50%, 2/15/45	55,000	61,641
U.S. Treasury Bonds, 2.875%, 8/15/45(3)	285,000	341,254
U.S. Treasury Cash Management Bills, 0.09%, 12/15/21(2)	350,000	349,989
U.S. Treasury Notes, 1.875%, 7/31/22	180,000	182,080
U.S. Treasury Notes, 0.125%, 2/15/24	150,000	148,389
U.S. Treasury Notes, 2.125%, 3/31/24	280,000	289,494
U.S. Treasury Notes, 0.375%, 8/15/24	150,000	148,477
U.S. Treasury Notes, 0.375%, 1/31/26	635,000	616,595
U.S. Treasury Notes, 0.625%, 7/31/26	25,000	24,421
U.S. Treasury Notes, 1.50%, 8/15/26	190,000	193,236
U.S. Treasury Notes, 0.625%, 11/30/27	300,000	288,785
U.S. Treasury Notes, 0.75%, 1/31/28	475,000	459,674
U.S. Treasury Notes, 0.875%, 11/15/30	240,000	229,509
TOTAL U.S. TREASURY SECURITIES AND EQUIVALENTS (Cost $5,390,446)		5,388,169
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 19.4%
Fixed-Rate U.S. Government Agency Mortgage-Backed Securities — 19.4%
UMBS, 2.00%, TBA	200,000	199,289
UMBS, 3.00%, TBA	75,000	77,883
GNMA, 2.00%, TBA	50,000	50,564
GNMA, 2.00%, TBA	100,000	101,305
GNMA, 3.00%, TBA	100,000	103,688
GNMA, 3.00%, TBA	400,000	414,078
UMBS, 1.50%, TBA	250,000	250,889

UMBS, 1.50%, TBA	250,000	250,498
UMBS, 1.50%, TBA	200,000	201,062
UMBS, 2.00%, TBA	100,000	102,355
UMBS, 2.00%, TBA	150,000	153,299
UMBS, 2.00%, TBA	50,000	51,271
UMBS, 2.00%, TBA	350,000	349,535
UMBS, 2.00%, TBA	50,000	50,043
UMBS, 2.50%, TBA	50,000	51,262
UMBS, 2.50%, TBA	150,000	153,410
UMBS, 3.00%, TBA	375,000	389,024
UMBS, 3.00%, TBA	350,000	362,520
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Cost $3,307,449)		3,311,975
COMMERCIAL PAPER(2) — 2.3%
Banco Santander Brasil SA, 0.11%, 12/6/21(1) (Cost $399,994)	400,000	399,996
U.S. GOVERNMENT AGENCY SECURITIES — 1.8%
FHLB, 2.00%, 9/9/22	25,000	25,364
FHLB, 0.375%, 9/4/25	50,000	48,966
FNMA, 0.25%, 5/22/23	150,000	149,630
Tennessee Valley Authority, 0.75%, 5/15/25	75,000	74,415
TOTAL U.S. GOVERNMENT AGENCY SECURITIES (Cost $299,913)		298,375
SOVEREIGN GOVERNMENTS AND AGENCIES — 0.3%
Canada — 0.3%
Export Development Canada, 2.625%, 2/21/24 (Cost $52,444)	50,000	52,032
TEMPORARY CASH INVESTMENTS — 2.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost $357,497)	357,497	357,497
TOTAL INVESTMENT SECURITIES — 118.6% (Cost $20,308,887)		20,220,200
OTHER ASSETS AND LIABILITIES — (18.6)%		(3,174,974)
TOTAL NET ASSETS — 100.0%		$17,045,226

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
U.S. Treasury 10-Year Notes	1	March 2022	$130,813	$529
^Amount represents value and unrealized appreciation (depreciation).

CENTRALLY CLEARED CREDIT DEFAULT SWAP AGREEMENTS§
Reference Entity	Type‡	Fixed Rate Received (Paid) Quarterly	Termination Date	Notional Amount	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Value^
Markit CDX North America Investment Grade Index Series 37	Sell	1.00%	12/20/26	$350,000	$8,727	$(899)	$7,828
§Credit default swap agreements enable the fund to buy/sell protection against a credit event of a specific issuer or index. As a seller of credit protection against a security or basket of securities, the fund receives an upfront and/or periodic payment to compensate against potential default events. The fund may attempt to enhance returns by selling protection.
‡The maximum potential amount the fund could be required to deliver as a seller of credit protection if a credit event occurs as defined under the terms of the agreement is the notional amount. The maximum potential amount may be partially offset by any recovery values of the reference entities and upfront payments received upon entering into the agreement.
^The value for credit default swap agreements serves as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability or profit at the period end. Increasing values in absolute terms when compared to the notional amount of the credit default swap agreement represent a deterioration of the referenced entity's credit soundness and an increased likelihood or risk of a credit event occurring as defined in the agreement.

NOTES TO SCHEDULE OF INVESTMENTS
AID	-	Agency for International Development
CDX	-	Credit Derivatives Indexes
Equivalent	-	Security whose payments are secured by the U.S. Treasury
FHLB	-	Federal Home Loan Bank
FNMA	-	Federal National Mortgage Association
GNMA	-	Government National Mortgage Association
MTN	-	Medium Term Note
TBA	-	To-Be-Announced. Security was purchased on a forward commitment basis with an approximate principal amount and maturity date. Actual principal amount and maturity date will be determined upon settlement.
UMBS	-	Uniform Mortgage-Backed Securities
(1)Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $506,288, which represented 3.0% of total net assets.
(2)The rate indicated is the yield to maturity at purchase for non-interest bearing securities. For interest bearing securities, the stated coupon rate is shown.
(3)Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on forward commitments, futures contracts and/or swap agreements. At the period end, the aggregate value of securities pledged was $12,039.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds, U.S. Treasury and Government Agency securities, and sovereign governments and agencies are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer. Commercial paper is valued using a curve-based approach that considers money market rates for specific instruments, programs, currencies and maturity points from a variety of active market makers.

Open-end management investment companies are valued at the reported NAV per share. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange. Swap agreements are valued at an evaluated mean as provided by independent pricing services or independent brokers.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Corporate Bonds	—	10,412,156	—
U.S. Treasury Securities and Equivalents	—	5,388,169	—
U.S. Government Agency Mortgage-Backed Securities	—	3,311,975	—
Commercial Paper	—	399,996	—
U.S. Government Agency Securities	—	298,375	—
Sovereign Governments and Agencies	—	52,032	—
Temporary Cash Investments	357,497	—	—
	357,497	19,862,703	—
Other Financial Instruments
Futures Contracts	529	—	—
Swap Agreements	—	7,828	—
	529	7,828	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.